Schedule of Investments (unaudited)	iShares® MSCI Argentina and Global Exposure ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 53.4%
Arcos Dorados Holdings Inc., Class A	48,429	$313,336
Banco BBVA Argentina SA, ADR(a)	27,324	92,082
Banco Macro SA, ADR(a)	17,029	279,105
Central Puerto SA, ADR(a)	37,677	80,629
Corp. America Airports SA(a)(b)	12,264	69,782
Cresud SACIF y A, ADR(a)(b)	13,506	84,953
Despegar.com Corp.(a)	19,893	290,836
Empresa Distribuidora y Comercializadora Norte, ADR(a)	7,991	30,685
Globant SA(a)	6,763	1,473,455
Grupo Financiero Galicia SA, ADR	40,191	356,896
Grupo Supervielle SA, ADR(b)	23,874	46,793
IRSA Inversiones y Representaciones SA, ADR(a)	8,744	32,265
IRSA Propiedades Comerciales SA, ADR	2,380	21,515
Loma Negra Cia Industrial Argentina SA, ADR	22,676	150,795
Pampa Energia SA, ADR(a)	15,505	237,072
Telecom Argentina SA, ADR	33,389	191,653
Transportadora de Gas del Sur SA, Class B, ADR(a)	26,692	123,050
YPF SA, ADR(a)	73,354	344,764
		4,219,666
Brazil — 4.4%
Adecoagro SA(a)	33,144	352,321

Canada — 7.6%
SSR Mining Inc.	16,600	304,367
Yamana Gold Inc.	56,911	295,378
		599,745
Chile — 8.3%
Cencosud SA	164,109	340,903
Cia. Cervecerias Unidas SA	34,860	312,753
		653,656
United States — 22.1%
MercadoLibre Inc.(a)	1,287	1,748,608

Total Common Stocks — 95.8%
(Cost: $9,744,707)		7,573,996
Security	Shares	Value

Preferred Stocks

Chile — 3.9%
Embotelladora Andina SA, Class B, Preference Shares, NVS.	128,029	$305,714

Total Preferred Stocks — 3.9%
(Cost: $312,316)		305,714

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	104,462	104,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		114,525
Total Short-Term Investments — 1.5%
(Cost: $114,494)		114,525

Total Investments in Securities — 101.2%
(Cost: $10,171,517)		7,994,235

Other Assets, Less Liabilities — (1.2)%		(93,391)

Net Assets — 100.0%		$7,900,844

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$335,147	$—		$(230,505	)(a)	$(120)	$3	$104,525	104,462	$1,499	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	3		—
						$(120)	$3	$114,525		$1,502		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Argentina and Global Exposure ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,573,996	$—	$—	$7,573,996
Preferred Stocks	305,714	—	—	305,714
Money Market Funds	114,525	—	—	114,525
	$7,994,235	$—	$—	$7,994,235

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares